Leases - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Lessee, Lease, Description [Line Items]
Operating lease right of use assets	$ 45,753	$ 40,022	$ 32,881	$ 30,076	$ 22,045
Operating lease liabilities	47,921			29,605
Finance lease right of use assets	58,393	$ 47,892	$ 40,218	36,904	$ 19,088
Finance lease liabilities	$ 62,588			$ 38,935
Accounting Standards Update 2016-02
Lessee, Lease, Description [Line Items]
Operating lease right of use assets						$ 21,700
Operating lease liabilities						22,400
Finance lease right of use assets						1,200
Finance lease liabilities						$ 1,200
Real Estate Used For Dispensaries Production And Corporate Offices | Minimum
Lessee, Lease, Description [Line Items]
Operating lease term lessee					5 years
Real Estate Used For Dispensaries Production And Corporate Offices | Maximum
Lessee, Lease, Description [Line Items]
Operating lease term lessee					10 years
Passenger Vehicles Trucks And Equipment | Minimum
Lessee, Lease, Description [Line Items]
Operating lease term lessee					3 years
Passenger Vehicles Trucks And Equipment | Maximum
Lessee, Lease, Description [Line Items]
Operating lease term lessee					5 years